Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2025
Valuation results and net trading income [Abstract]
Summary of valuation results and net trading income

Valuation results and net trading income
in EUR million	2025	2024	2023
Securities trading results	4,801	996	873
Derivatives trading results	-3,053	207	116
Other trading results	263	336	273
Change in fair value of derivatives relating to
– fair value hedges	1,111	1,016	1,606
– cash flow hedges (ineffective portion)	10	35	48
– other non-trading derivatives	1,550	140	-4,071
Change in fair value of assets and liabilities (hedged items)	-1,078	-1,043	-1,679
Valuation results on assets and liabilities designated at FVPL (excluding trading)	8	32	-128
Foreign exchange transactions results	2,175	-105	1,230
	5,789	1,614	-1,732